Document and Entity Information	May 01, 2026
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0002027537
Document Type	8-K
Document Period End Date	May 01, 2026
Entity Registrant Name	Goldman Sachs Real Estate Finance Trust Inc
Entity Incorporation State Country Code	MD
Entity File Number	000-56667
Entity Tax Identification Number	99-2025085
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true